Risk Management - Capital adequacy ratio (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Disclosure of objectives policies and processes for managing capital [Abstract]
Qualitative information about entitys objectives policies and processes for managing capital	The Group complies with the standard of capital adequacy provided by financial regulatory authorities. The capital adequacy standard is based on Basel III published by Basel Committee on Banking Supervision in Bank for International Settlement and was implemented in Korea in December 2013. The capital adequacy ratio is calculated by dividing own capital by asset (weighted with a risk premium – risk weighted assets) based on the consolidated financial statements of the Group.		The Group complies with the standard of capital adequacy provided by financial regulatory authorities. The capital adequacy standard is based on Basel III published by Basel Committee on Banking Supervision in Bank for International Settlement and was implemented in Korea in December 2013. The capital adequacy ratio is calculated by dividing own capital by asset (weighted with a risk premium – risk weighted assets) based on the consolidated financial statements of the Group.
Summary of quantitative data about what entity manages as capital	As of the current and prior year-end, the Group has maintained a Common Equity Tier 1 (CET1) ratio of 9.0%, a Tier 1 capital ratio of 10.5%, and a total capital ratio of at least 12.5% in accordance with the relevant standards.		As of the current and prior year-end, the Group has maintained a Common Equity Tier 1 (CET1) ratio of 9.0%, a Tier 1 capital ratio of 10.5%, and a total capital ratio of at least 12.5% in accordance with the relevant standards.
Minimum common equity tier one ratio	9.00%		9.00%
Minimum tier one ratio	10.50%		10.50%
Minimum total regulatory capital ratio	12.50%		12.50%
Tier one risk based capital [Abstract]
Tier 1 capital	₩ 30,222,734	[1]	₩ 28,522,910
Other Tier 1 capital	4,556,265	[1]	4,869,567
Tier 2 capital	3,020,751	[1]	3,535,362
Total risk adjusted capital	37,799,750	[1]	36,927,839
Risk weighted assets for credit risk	209,094,901	[1]	210,365,462
Risk weighted assets for market risk	3,101,409	[1]	3,125,478
Risk weighted assets for operational risk	22,345,759	[1]	21,609,530
Total risk weighted assets	₩ 234,542,069	[1]	₩ 235,100,470
Common Equity Tier 1 ratio	12.89%	[1]	12.13%
Tier 1 capital ratio	14.83%	[1]	14.20%
Total capital ratio	16.12%	[1]	15.71%

[1]	The capital ratio at the end of the current period is provisional